Result And Remuneration To Shareholders - Schedule of Construction and Infrastructure Cost (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Result And Remuneration To Shareholders
Personnel and managers		R$ 178	R$ 172	R$ 155
Materials		2,903	2,325	2,007
Outsourced services		2,715	1,934	1,458
Acquisition of easements		191	131	72
Others		116	440	380
Total	[1]	R$ 6,103	R$ 5,002	R$ 4,072

[1]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.